Fair Value of Financial Instruments (Details) - USD ($)			3 Months Ended	12 Months Ended
	Jul. 21, 2021	Jun. 09, 2021	Mar. 31, 2022	Dec. 31, 2021	Jul. 21, 2022	Aug. 10, 2021	Aug. 05, 2021	Jul. 18, 2021	Mar. 31, 2021	Mar. 01, 2021	Oct. 13, 2020	Sep. 30, 2020	Sep. 09, 2020	Jun. 09, 2019
Fair Value of Financial Instruments (Details) [Line Items]
Liability	$ 2,152,000			$ 642,000
Fair value of liability				12,635,000
Warrants (in Shares)														1,500,000
Expiration date							6 years
Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Registered shares (in Shares)			2,387,500					2,387,500
Warrants (in Shares)													525,000
Expiration date										2 months 12 days
Commitment to Issue Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Liability				32,900,000
Change in fair value measurements				20,265,000
Obligation to Issue Registered Shares [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Liability				32,900,000
Fair value of liability			$ (12,635,000)	12,635,000
Change in fair value measurements				20,265,000
Estimated the fair value
Riverside Management Group (RMG) [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Cash											$ 10,000,000
Riverside Management Group (RMG) [Member] | Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Unregistered shares (in Shares)											1,697,500
Transaction Services Agreement, Unregistered Shares To Be Issued In Conjunction With Merger, Shares (in Shares)											690,000
Business combination											$ 6,900,000
Price per share (in Dollars per share)											$ 10
Ares Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants							$ 2,507,000			$ 5,000,000
Warrants (in Shares)							670,092
Exercise price, per share (in Dollars per share)							$ 10
NPA Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants												$ 490,000
Warrants (in Shares)									1,187,083
Exercise price, per share (in Dollars per share)									$ 10
Expiration date									7 years
Warrants issued									$ 1,988,000
US-Based Investment Firm Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)		1,500,000
Exercise price, per share (in Dollars per share)		$ 10
Expiration date		7 years
Estimated the fair value		$ 5,125,000		$ 7,976,000
US-Based Investment Firm Warrants [Member] | Note Warrant [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)						1,187,083
Exercise price, per share (in Dollars per share)						$ 10
US-Based Investment Firm Warrants [Member] | Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Warrants (in Shares)	2,687,083					1,187,083
Exercise price, per share (in Dollars per share)						$ 10
Public Warrants [Member] | Class A Common Stock [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Expiration date				5 years
Number of warrants or rights outstanding. (in Shares)			22,977,568
Private Warrants [Member]
Fair Value of Financial Instruments (Details) [Line Items]
Fair value of warrants				$ 642,000	$ 2,152,000
Warrants from PSAC (in Shares)			594,551
Private warrants (in Shares)	80,000		80,000